Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

Note 7 — Fair Value Measurements

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820 approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices for identical assets or instruments in active markets.

Level 2 Inputs: Quoted prices for similar instruments in active markets and quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs: Significant inputs into the valuation model are unobservable.

The following presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022:

Description	Level	March 31, 2023	Level	December 31, 2022
Assets:
Investments held in Trust Account	1	$9,092,522	1	$9,835,409
Liabilities:
PIPE derivative liability-Make-Whole Features	3	$1,281,465	3	$1,065,297
Warrant liability	2	$102,000	2	$335,240

The Private Warrants are considered to be a Level 2 fair value measurement as of March 31, 2023 and are valued the same as the Public Warrants, which are traded on the market. Transfers to/from Levels 1, 2 and 3 are recognized at the ending of the reporting period. The estimated fair value of the Private Warrants ($680,000) was transferred from a Level 3 measurement to a Level 2 fair value measurement as of March 31, 2022, as the transfer of Private Warrants to anyone who is not a permitted transferee would result in the Private Warrants having substantially the same terms as the Public Warrants, and the Company determined that the fair value of each Private Warrant is equivalent to that of each Public Warrant. Other than as described above, there were no other transfers to/from Level 3 during the three months ended March 31, 2023 and 2022.

The PIPE derivative liability was accounted for as a liability in accordance with ASC 815-40 and is presented within non-current liabilities on the balance sheets as of March 31, 2023 and December 31, 2022. The PIPE derivative liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative liability in the statements of operations.

The Make-Whole Features were, initially and as of March 31, 2023, valued using a Monte-Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the PIPE derivative liability is the expected volatility of the Company’s ordinary shares. The expected volatility of the Company’s ordinary shares was determined based on the implied volatility of the Public Warrants and from historical volatility of the common stock of select peer companies of Mobix Labs and comparable “blank-check” companies that had recently completed the business combination.

The key inputs into the Monte-Carlo model for the PIPE derivative liability were as follows:

Input	March 31, 2023	December 31, 2022
Historical 30-days VWAP* as of measurement date	$10.69	$10.19
Risk-free rate	4.76%	4.46%
Dividend yield	—%	—%
Volatility	0.43% and 58.0%	1.60% and 64.0%
Term (in years)	0.55	0.31

*   Volume-Weighted Average Price

The following table presents the changes in the fair value of the PIPE derivative liability and the Private Warrant liability:

	Private Warrants	PIPE Derivative Liability
Fair value as of December 31, 2021	$1,667,262	$—
Change in fair value	(987,262)	—
Fair value as of March 31, 2022	$680,000	$—
Change in fair value	(425,000)	—
Fair value as of June 30, 2022	$255,000	$—
Change in fair value	(119,000)	—
Fair value as of September 30, 2022	$136,000	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	199,240	(43,412)
Fair value as of December 31, 2022	335,240	$1,065,297

Change in fair value	(233,240)	216,168
Fair value as of March 31, 2023	$102,000	$1,281,465

Note 8 — Fair Value Measurements

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheet, primarily due to their short-term nature. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices for identical assets or instruments in active markets.

Level 2 Inputs: Quoted prices for similar instruments in active markets and quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs: Significant inputs into the valuation model are unobservable.

As of December 31, 2022 and 2021, assets held in the Trust Account were comprised of $9,835,409 and $80,002,777, respectively, in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2022, the Company has not withdrawn any of interest earned on the Trust Account.

The following presents the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

Description	Level	December 31, 2022	Level	December 31, 2021
Assets:
Investments held in Trust Account	1	$9,835,409	1	$80,002,777
Liabilities:
PIPE Derivative Liability-Make-Whole Features	3	$1,065,297	—	$—
Warrant Liability	2	$335,240	3	$1,667,262

The Private Warrants are considered to be a Level 2 fair value measurement as of December 31, 2022 and are valued the same as the Public Warrants which are traded on the market. Transfers to/from Levels 1, 2 and 3 are recognized at the ending of the reporting period. The estimated fair value of the Private Warrants ($680,000) was transferred from a Level 3 measurement to a Level 2 fair value measurement as of March 31, 2022, as the transfer of Private Warrants to anyone who is not a permitted transferee would result in the Private Warrants having substantially the same terms as the Public Warrants, and the Company determined that the fair value of each Private Warrant is equivalent to that of each Public Warrant. Other than as described above, there were no other transfers to/from Level 3 during the year ended December 31, 2022 and the period from March 7, 2021 (inception) to December 31, 2021.

The Private Warrants were considered a Level 3 fair value measurement prior to December 31, 2021, using a Monte-Carlo simulation model. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and post-merger, expected term, dividend yield and risk-free interest rate). The Company estimates the volatility (10.50%) of its ordinary shares based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate (1.19%) is based on the U.S. Treasury rate matching the expected term of the Private Warrants. The expected life of the Private Warrant is simulated based on management assumptions regarding the timing and likelihood of completing a Business Combination. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding fair value measurement inputs for the Private Warrants at measurement dates for Level 3 fair value measurement:

	July 22, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$9.39	$9.84
Volatility	16.8%	10.50%
Expected term	5.0	5.0
Risk-free rate	0.71%	1.19%
Dividend yield	0%	0%

The PIPE Derivative Liability was accounted for as a liability in accordance with ASC 815-40 and is presented within current liabilities on the balance sheet as of December 31, 2022. The PIPE Derivative Lability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative liability in the statements of operations.

The Make-Whole Features were, initially and as of December 31, 2022, valued using a Monte-Carlo model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the PIPE Derivative Liability is the expected volatility of the Company’s common stock. The expected volatility of the Company’s common stock was determined based on the implied volatility of the Public Warrants and from historical volatility of the common stock of select peer companies of Mobix Labs and comparable ‘blank-check’ companies that recently completed the business combination.

The key inputs into the Monte-Carlo model for the PIPE Derivative Liability were as follows:

	November 15, 2022
Input	(Initial Measurement)	December 31, 2022
Historical 30-days VWAP* as of measurement date	$10.09	$10.19
Risk-free rate	4.47%	4.46%
Dividend yield	0%	0%
Volatility	2.21% and 64%	1.60% and 64.0%
Term (in years)	0.43	0.31

*Volume-Weighted Average Price

The following table presents the changes in the fair value of the PIPE Derivative Liability and the Private Warrant liability:

	Private Warrants	PIPE Derivative Liability
Fair value as of July 22, 2021 (inception)	$—	$—
Initial measurement	2,788,000	—
Change in fair value	(1,120,738)	—
Fair value as of December 31, 2021	$1,667,262	$—
Initial measurement on November 15, 2022	—	1,108,709
Change in fair value	(1,332,022)	(43,412)
Fair value as of December 31, 2022	$335,240	$1,065,297